INVESTMENTS - Schedule of Investments (Details) ¥ in Millions, $ in Millions	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
INVESTMENTS
Equity securities with readily determinable fair values	¥ 57		¥ 69
Bank time deposits and financial products	1,258		4,825
Total short-term investments	1,315	$ 194	4,894
Equity securities without readily determinable fair values	87		89
Equity-method investments	1,097		1,095
Available-for-sale debt securities	158		175
Bank time deposits	10		10
Total long-term investments	1,352	$ 199	1,369
Marketable Securities
INVESTMENTS
Equity securities with readily determinable fair values	57		69
AAPC LUB
INVESTMENTS
Equity-method investments	510		488
Hotel related funds
INVESTMENTS
Equity-method investments	371		374
Other investments
INVESTMENTS
Equity-method investments	216		233
Cjia Group-preferred shares
INVESTMENTS
Available-for-sale debt securities	¥ 158		¥ 175